GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
RADA Electronic Industries Ltd. (the "Company") is an Israeli based defense electronics contractor that specialize in the development, manufacture and sale of data recording and management systems (such as digital video and data recorders, ground debriefing stations, head-up display cameras), inertial navigation systems for air and land applications, avionics solutions (such as aircraft upgrades, avionics for unmanned aircraft vehicles, ("UAVs"), store management systems and interface computers) and land radar for defense forces and border protection applications (active protective systems for armored fighting vehicles, hostile fire detection and perimeter surveillance).

The Company also provides test and repair shop using its Automated Test Equipment ("ATE") products in Beijing, China, through its 80% owned Chinese subsidiary, Beijing Huari Aircraft Components Maintenance and Services Co. Ltd. ("CACS" or the "subsidiary"). CACS was established with a Chinese third party, which owns the remaining 20% equity interest (see Note 1b).

The Company is organized and operates as one operating segment.

b.	Discontinued operations

During 2016, the Company committed to a plan to sell its test and repair services activity (provide through the Company's 80% owned subsidiary, CACS) in order to focus in its core business.

The results of the discontinued operations including prior periods' comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets, are presented below:

	Year ended December 31,
	2016	2015	2014

Revenues	$909	$790	$856
Cost of sales	698	626	660
Operating expenses	197	347	239
Operating income (loss)	14	(183)	(43)
Finance income (expenses), net	(1)	4	7

Net income (loss)	13	(179)	(36)

 The major classes of assets and liabilities that were classified as discontinued operations were:

	Year ended December 31,
	2016	2015

Cash and cash equivalents	$1,159	$1,020
Trade receivables	244	392
Other accounts receivable and prepaid expenses	6	2
Inventories	845	874
PROPERTY, PLANT AND EQUIPMENT, NET	266	391

Total assets of discontinued operations	2,520	2,679

Trade payables	54	10
Accrued expenses and other liabilities	211	216

Total liabilities of discontinued operations	$265	$226

c.	Revenues from major customers accounted for 83%, 84% and 83% of total revenues for the years ended December 31, 2016, 2015 and 2014, respectively (see Note 16c).

d.	Liquidity and Capital Resources:

On May 15, 2016, the Company's shareholders approved an investment transaction with new investor (the "Investor") after which the Investor has become a controlling shareholder of the Company. The Company issued 8,510,638 Ordinary shares, in consideration for an aggregate amount of approximately $4,000, or a price per each share of $0.47 (the "Initial Investment”). The Company have also issued to the Investor,  warrants to purchase: (i) 4,255,319 additional Ordinary shares at an exercise price per Ordinary share of $0.47 (resulting in an aggregate exercise price of $2,000) exercisable for a period of 24 months following the date of the Initial Investment and (ii) warrants to purchase an additional 3,636,363 Ordinary shares at an exercise price per Ordinary share of $0.55 (resulting in an aggregate exercise price of $2,000) exercisable for a period of 48 months following the date of the Initial Investment (collectively: the "Warrants").

In addition, as part of the investment transaction, the Investor has agreed to grant the Company an option, exercisable in the discretion of either the Investor or the Company, to obtain a convertible loan from the Investor in the principal amount of up to $3,175, which may be used solely for the purpose of the repayment of the outstanding convertible loan and accrued interest to existing shareholder due on August 31, 2016.

During the term of the loan, the Investor will have the right, but not the obligation, at its sole discretion, to convert the then remaining convertible loan amount into Ordinary shares, par value NIS 0.03, at a price per share equal to the lower of: (i) $2.40, or (ii) a five percent (5%) discount to the FMV (the average of the closing prices of the Company's Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less  than $0.47.

On June 16, 2016, the Company obtained the loan from the Investor and repaid the outstanding loan balance in the amount of $2,988, including accrued interest of $247 to its former controlling shareholder.

In August and November 2016, the Investor had exercised warrants for an aggregate of 2,659,575 Ordinary shares, at an exercise price of $0.47 per share, for an aggregate total consideration of $1,250.

On November 15, 2016, the Company completed a $2,000 directed registered offering of 1,904,762 Ordinary shares at a price per share of $1.05 to an additional investor.

In January 2017, subsequent to the balance sheet date, the Investor had exercised warrants to 531,915 Ordinary shares at an exercise price per share of $0.47, for a total consideration of $250.

Since incorporation, the Company incurred an accumulated deficit of $79,363. As of December 31, 2016, the Company's cash position (cash and cash equivalents) totaled approximately $2,364 (including cash and cash equivalents attributable to the discontinued operations). In addition, for the years ended December 31, 2016 and 2015, the Company had recurring losses and negative cash flow from operating activity. The Company’s current operating plan includes various assumptions concerning the level and timing of cash receipts from existing and anticipated orders in 2017, current credit facilities available, the abovementioned Initial Investment and cash outflow from operating activity and capital expenditures. Management believes that these funds together with a commitment from the Company's controlling shareholder to financially support the Company as needed, are sufficient for the Company and its subsidiaries to meet their obligations as they come due at least for a period of twelve months from the date of issuance of the consolidated financial statements.